LONG-TERM DEPOSITS AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2014
LONG-TERM DEPOSITS AND PREPAYMENTS
Components of long-term deposits and prepayments

	2013	2014
	RMB	RMB
Deposits paid to airline suppliers	127,011,881	128,845,051
Unamortized debt issuance cost	127,815,384	81,391,948
Deposits paid to hotel suppliers	13,009,271	42,495,335
Deposits paid to lessor	15,161,665	16,165,551
Deposits paid to travel bureau	2,051,195	1,387,812
Prepayments for fixed assets	263,626,283	—
Others	10,509,973	36,375,314
Total	559,185,652	306,661,011